Basis of presentation and statement of compliance - Effect of Changes in Foreign Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.2053	1.1020	1.1422
Closing rate (€1 equals to USD)	1.1884	1.1198	1.2271